SUMMARY OF MATERIAL ACCOUNTING POLICIES (Policies)	3 Months Ended
Mar. 31, 2026
SIGNIFICANT ACCOUNTING POLICIES
Basis of preparation
Basis of preparation
These unaudited condensed consolidated interim financial statements as of and for the three months ended March 31, 2026 have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”) as of January 1, 2026.
This interim report does not include all the notes of the type normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the annual report for the year ended December 31, 2025. The accounting policies adopted are consistent with those of the previous financial year.
The unaudited condensed consolidated interim financial statements are presented in millions of U.S. dollars (“$” or “USD”).
The presented figures and percentages are subject to rounding adjustments, which may cause discrepancies between the sum of the individual figures and the presented aggregated column and row totals. The figures have been prepared under the historical cost basis except for financial instruments, including derivative financial instruments, which are recorded at fair value through other comprehensive income and through profit or loss and the initial recognition of assets acquired and liabilities assumed in a business combination, which are recorded at fair value. The unaudited condensed consolidated interim financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of the business.

New and amended standards and interpretations issued but not yet adopted and Standards issued and adopted
New and amended standards and interpretations issued but not yet adopted
The standards and interpretations applicable to the Company that are issued, but not yet effective, up to the date of issuance of the Company’s unaudited condensed consolidated interim financial statements are discussed below. The Company has not early adopted these standards and amendments and will apply them in its unaudited condensed consolidated financial statements for the annual periods in which they become effective, as applicable.
IFRS 18, Presentation and Disclosure in Financial Statements is effective for annual periods beginning on or after January 1, 2027, and retrospective application is required. The Company is currently assessing the impact of this standard on its consolidated financial statements.
The new standard introduces new requirements such as to (i) present specified categories and defined subtotals within the statement of profit or loss, (ii) provide disclosures on certain non-IFRS financial measures meeting a new definition of management-defined performance measures (“MPMs”), and (iii) introduce new principles for aggregation and disaggregation of financial information.
The Company currently reports various non-IFRS financial measures to its investors that may meet the definition of a management-defined performance measure under IFRS 18, including Adjusted EBITDA, Adjusted EBITDA Margin, and Adjusted Net Income attributable to equity holders of the Company. MPMs under IFRS 18 require specific disclosures within a note to the financial statements. The Company is currently assessing measures that are currently being reported to determine whether or not they meet the definition of a MPM.
Standards issued and adopted
The Company has applied the following new or revised standards, amendments and interpretations that are required to be applied as of January 1, 2026, which did not have a material impact on the consolidated financial statements of the Company:
•Amendments to IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financial Instruments.
•Annual Improvements to IFRS Accounting Standards, Volume 11.

Significant accounting judgments, estimates, and assumptions
Significant accounting judgments, estimates, and assumptions
When preparing the unaudited condensed consolidated interim financial statements, the Company’s management makes judgments and estimates in applying the Company's accounting policies that affect the reported amounts and disclosures made in the unaudited condensed consolidated interim financial statements. Management continuously evaluates the judgments and estimates it uses.
There have been no material changes to the key estimates, assumptions and judgments from those disclosed in our consolidated financial statements for the year ended December 31, 2025.

Carrying amounts of current financial instruments
Carrying amounts of current financial instruments carried at amortized cost are reasonable approximation of fair value due to their short-term nature.
Level 1: The fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period. The Company does not have any financial instruments included in Level 1.
Level 2: The fair value of financial instruments that are not traded in an active market (e.g. over-the-counter derivatives) is determined using valuation techniques that maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in Level 2.
Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3.
The Company’s policy is to recognize transfers into and out of fair value hierarchy levels at the end of the reporting period. There were no transfers between Levels 2 and 3 for recurring fair value measurements during the reporting period.
The valuation process and valuation techniques, which are stated in the 2025 consolidated annual financial statements, are applicable in the reporting period.
Specific valuation techniques used to value financial instruments include:
•for interest rate swaps and cross-currency swaps – the present value of the estimated future cash flows based on observable yield curves;
•for foreign currency forwards – the present value of future cash flows based on the forward exchange rates at the end of the reporting period; and
•for other financial instruments – discounted cash flow analysis.
All of the resulting fair value estimates are included in Level 2, except for unlisted equity securities, promissory notes and available-for-sale receivables, where the fair values have been determined based on present values and the discount rates used were adjusted for counterparty or own credit risk. In cases where credit risk of counterparty is low and maturity is short-term, the carrying amount of such instrument approximates its fair value.
The following table shows the valuation technique used in measuring Level 3 fair values for financial instruments in the unaudited condensed consolidated interim statement of financial position, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable input
Unlisted equity securities	Market comparison approach: fair value of unlisted equity securities is determined by reference to market multiples of comparable listed companies, adjusted by discount for lack of marketability.	(i) Sales growth factor (ii) Risk-adjusted discount rate

Promissory notes	The carrying amount approximates fair value due to the relatively short period to maturity of these instruments and low credit risk of counterparty.	The carrying amount approximates fair value for short-term promissory notes due to the relatively short period to maturity of these instruments and low credit risk of counterparty.

Available for sale receivables	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.

Contingent consideration related to acquisitions	The carrying amount approximates fair value due to the short-term maturity of this liability.	The carrying amount approximates fair value due to the short-term maturity of this liability.